SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
11.	SUBSEQUENT EVENTS

In March 2014, the Company entered into a letter of intent with Divio Holdings Corporation (“Divio”). The transaction contemplated in the letter of intent represents a reverse merger between Greenwood & Hall and Divio with Greenwood & Hall becoming a wholly owned legal subsidiary of Divio. Management expects that upon consummation of the merger, Greenwood & Hall would be the survivor for accounting purposes. Immediately following the merger, the shareholders of Greenwood & Hall expect to own 71.1% of the outstanding shares of Divio and the Company’s CEO will serve as the Chairman and CEO of Divio.

In March 2014, the Company issued an unsecured promissory note in the amount of $1,350,000. The note bears interest at a rate of 10% per annum and is due in September 2014. If the Company terminates the letter of intent with Divio, as discussed above, payment on the note will become due immediately and the Company will be assessed a penalty of 30% of the principal.

In May 2014, the Company and CUB amended the promissory note of $1,250,000 to extend the maturity date to the earlier of i) October 2014 or ii) the completion of specified debt / equity funding. CUB also agreed to subordinate its security interest to another lender if certain criteria were met.

In May 2014, the Company entered into a Credit Agreement and related term loan and line of credit with Opus Bank (“Opus”). Pursuant to the terms of the agreement, the Company issued a promissory note in the amount of $2,000,000, the proceeds of which were required to be used to finance repayment of the amounts owed to TCA (refer to note 3). Monthly payments of principal and interest are required through the maturity date in May 2017. The amounts owed to Colgan and CUB are subordinated to amounts owed to Opus under the Credit Agreement and related debt facilities. Amounts outstanding under the Credit Agreement are secured by substantially all assets of the Company.

The line of credit is for a maximum amount of $3,000,000. Payments of interest only will be due monthly with the unpaid balance due, in full, on the maturity date in May 2017. The first extension of credit under the line of credit is conditioned upon the Company successfully selling equity interests with gross cash proceeds of not less than $1.65 Million. To date, no amounts have been advanced under the line of credit.

In connection with the Credit Agreement, the Company issued 9,900 warrants to purchase common stock at an exercise price of $25.25 per share. The warrants are exercisable immediately. In the event of future dilutive issuances, the number of warrants issuable shall be increased based on a specified formula. The Company is required to amend its articles of incorporation to increase the authorized shares of common stock to 2,000,000 shares from 1,000,000 shares.

In May 2014, the Company issued a convertible promissory note to Colgan in the amount of $175,000. The terms of the note require either i) a payment of $200,000 if the note is paid by June 28, 2014 or ii) a payment of $225,000 if the note is paid after June 28, 2014. The note does not bear interest and matures on August 27, 2014.

If the note is not paid in full by the maturity date, the Company’s board of directors is required to propose a vote within 10 days of the maturity date to amend the Company’s articles of incorporation to authorize preferred stock, which John Hall, the Company’s majority shareholder and CEO, agrees to vote in favor of. The preferred stock, if issued, would provide the holder with i) a liquidation and distribution preference over all other holders of equity securities in the Company, ii) a preferred return equal to $10,000 per month accruing from and after the maturity date regardless of the date of issuance of the preferred stock, and iii) the option to require the Company to redeem the preferred stock in cash at any time after issuance. The Company is restricted from issuing any shares of preferred stock or other equity securities that are senior to the preferred stock until such time as this note has been paid in full. In the event of a change of control, the Company is required to cancel the note and issue a new note in the acquiring company with terms substantially identical to the original note.